Trade and other receivables (Tables)	12 Months Ended
Mar. 31, 2024
Trade and other receivables [abstract]
Schedule of trade and other receivables	Trade and other receivables are initially recognised at fair value, except for trade receivables that do not have a significant financing component which are measured at transaction price, and are subsequently measured at amortised cost, less any appropriate allowances for estimated irrecoverable amounts.

	2024	2023
	£m	£m
Trade receivables	2,501	2,583
Accrued income	885	1,126
Provision for impairment of receivables and accrued income	(559)	(560)
Trade receivables and accrued income, net	2,827	3,149
Prepayments¹	385	389
Contract assets	76	49
Other receivables	127	243
	3,415	3,830
1.In the year, we have revised our policy in relation to the classification of capital expenditure prepayments between current and non-current in order to align these to the operating cycles of the underlying assets to which they relate. Accordingly, prior year current prepayments have decreased by £53 million to reflect this change, with a corresponding increase in non-current prepayments (note 14).

Schedule of reconciliation of changes in allowance account for credit losses	A provision for credit losses is recognised at an amount equal to the expected credit losses that will arise over the lifetime of the trade receivables and accrued income.

	2024	2023
	£m	£m
At 1 April	560	741
Exchange adjustments	(12)	51
Charge for the year, net of recoveries	179	220
Uncollectible amounts written off	(163)	(452)
Reclassification to held for sale (note 10)	(5)	—
At 31 March	559	560

Schedule of receivables by geographical area

	2024	2023	2022
	£m	£m	£m
Split by geographical area:
UK	40,065	38,043	35,466
US	44,270	41,761	36,411
	84,335	79,804	71,877

Reconciliation to total non-current assets:
Pension assets	2,407	2,645	3,885
Financial and other investments	880	859	830
Derivative financial assets	324	276	305
Non-current assets	87,946	83,584	76,897
The trade receivables balance, accrued income balance and provisions balance split by geography are as follows:

	As at 31 March 2024			As at 31 March 2023
	UK	US	Total	UK	US	Total
	£m	£m	£m	£m	£m	£m
Trade receivables	162	2,339	2,501	223	2,360	2,583
Accrued income	337	548	885	650	476	1,126
Provision for impairment of receivables and accrued income	(3)	(556)	(559)	(11)	(549)	(560)
	496	2,331	2,827	862	2,287	3,149

Schedule of average expected loss rates and balances	The average expected loss rates and gross balances for the retail customer receivables in our US operations are set out below. Loss rates have decreased across the majority of our ageing categories, primarily due to the impact of ongoing cash collection activities.

	2024		2023
	%	£m	%	£m
Accrued income	3	533	3	462
0 – 30 days past due	3	822	3	838
30 – 60 days past due	14	219	13	235
60 – 90 days past due	21	125	23	139
3 – 6 months past due	27	173	32	189
6 – 12 months past due	34	191	43	178
Over 12 months past due	73	374	88	284
		2,437		2,325